                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2007

                                                    PERCENTAGE
                                                        OF          PAR       AMORTIZED
                                                    NET ASSETS     (000)        COST
                                                    ----------   --------   ------------
REPURCHASE AGREEMENTS                                100.5%
GOLDMAN SACHS & CO.
   5.08% (10/01/07)                                              $ 73,235   $ 73,235,000
   To be repurchased at $73,266,003
   2.50% (10/01/07)                                               184,000    184,000,000
   To be repurchased at $184,038,333
   (collateralized by $340,031,353 par amount of
   Federal  Home Loan Mortgage Corporation Bonds;
   Federal National Mortgage Association Bonds;
   0.00% to 6.50%; due 10/04/07 to 02/15/37;
   Total Market Value is $264,952,050.)
GREENWICH CAPITAL MARKETS
   5.10% (10/01/07)
   To be repurchased at $290,123,250
   (collateralized by $496,775,000
   par amount of Federal National Mortgage
   Association STRIPS,
   0.00% due 08/01/35 to 05/01/37;
   Total Market Value is $298,700,000.)                           290,000    290,000,000
MORGAN STANLEY & CO.
   5.05% (10/01/07)
   To be repurchased at $290,122,042
   (collateralized by $461,002,075 par amount of
   Federal National Mortgage Association Bonds;
   Federal Home Loan Mortgage Corporation Bonds;
   4.00% to 7.645%; due 02/01/32 to 07/01/37;
   Total Market Value is $298,700,000.)                           290,000    290,000,000
UBS SECURITIES LLC
   5.07% (10/01/07)
   To be repurchased at $290,122,525
   (collateralized by $566,269,876 par amount of
   Federal National Mortgage Association STRIPS;
   0.00% due 02/01/32 to 07/01/37;
   Total Market Value is $298,700,000.)                           290,000    290,000,000

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2007
                                   (CONCLUDED)

                                        PERCENTAGE
                                            OF          PAR         AMORTIZED
                                        NET ASSETS     (000)           COST
                                        ----------   ---------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
TOTAL REPURCHASE AGREEMENTS
(Cost $1,127,235,000)                                            $1,127,235,000
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,127,235,000)*                                 100.5%    $1,127,235,000
                                                       -----     --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.5%)        (5,575,208)
                                                       -----     --------------
NET ASSETS                                             100.0%    $1,121,659,792
                                                       =====     ==============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2007

                                                   PERCENTAGE
                                                       OF         PAR     AMORTIZED
                                                   NET ASSETS    (000)       COST
                                                   ----------   ------   -----------
BANK OBLIGATIONS                                       1.7%
DOMESTIC CERTIFICATES OF DEPOSIT
   American Express Bank
      5.50% (11/19/07)                                          $2,000   $ 2,000,000
   Harris Bank NA
      5.30% (11/13/07)                                           2,000     2,000,000
                                                                         -----------
   TOTAL BANK OBLIGATIONS
   (COST $4,000,000)                                                       4,000,000
                                                                         -----------
CORPORATE DEBT                                        49.3%
COMMERCIAL PAPER
ASSET BACKED SECURITIES                               20.7%
   Amstel Funding Corp.
      6.00% (10/22/07)                                           4,500     4,484,250
      5.30% (12/17/07)                                           1,256     1,241,762
   Atlantic Asset Securitization Corp.
      5.25% (10/18/07)                                           1,000       997,521
   Beethoven Funding Corp.
      5.75% (10/01/07)                                           9,000     9,000,000
   Cancara Asset Securitization LLC
      6.00% (12/12/07)                                           5,000     4,940,000
      5.55% (12/18/07)                                           1,000       987,975
   Ciesco LLC
      5.60% (10/18/07)                                           6,000     5,984,133
      5.28% (11/07/07)                                           3,500     3,481,025
   CRC Funding LLC
      5.25% (10/10/07)                                           3,500     3,495,406
   Edison Asset Securitization LLC
      5.25% (10/30/07)                                           1,000       995,771
      5.20% (11/05/07)                                           1,000       994,944
      5.13% (01/30/08)                                           2,000     1,965,549
   Liberty Street Funding Corp.
      6.05% (11/13/07)                                           1,500     1,489,160
   Lexington Parker Capital Corp.
      5.28% (11/05/07)                                           6,000     5,969,200
   Thames Asset Global Securitization No. 1 Inc.
      5.25% (10/17/07)                                           3,983     3,973,706
                                                                         -----------
                                                                          50,000,402
                                                                         -----------
BANKS                                                  9.1%
   Citigroup Funding, Inc.
      5.25% (10/04/07)                                           3,000     2,998,688
      5.36% (3/11/08)                                            2,000     1,951,760
   Societe Generale North America Inc.
      5.13% (2/05/08)                                            7,000     6,873,318
   UBS Finance LLC
      5.13% (10/02/07)                                           1,000       999,858
      5.25% (10/15/07)                                           4,100     4,091,637
      5.41% (01/14/08)                                           2,000     1,968,442
      5.34% (3/12/08)                                            2,000     1,951,643
   Wachovia Bank NA
      5.32% (2/06/08)                                            1,300     1,300,000
                                                                         -----------
                                                                          22,135,346
                                                                         -----------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2007

                                                        PERCENTAGE
                                                            OF         PAR     AMORTIZED
                                                        NET ASSETS    (000)       COST
                                                        ----------   ------   -----------
LIFE INSURANCE                                              4.1%
   Aegon Funding Corp.
      5.25% (10/25/07)                                                5,000     4,982,500
   ING America Insurance Holdings, Inc.
      5.24% (10/16/07)                                                5,000     4,989,083
                                                                              -----------
                                                                                9,971,583
                                                                              -----------
SECURITY BROKER & DEALERS                                   1.6%
   Greenwich Capital Holdings, Inc.
      5.44% (11/15/07)                                                3,000     2,979,600
      5.19% (12/24/07)                                                1,000       987,902
                                                                              -----------
                                                                                3,967,502
                                                                              -----------
SUGAR & CONFECTIONARY PRODUCTS                              1.4%
   Nestle Capital Corp.
      5.19% (10/26/07)                                                3,500     3,487,385
                                                                              -----------
SECURED LIQUIDITY NOTES                                     0.3%
ASSET BACKED SECURITIES
   Concord Minutemen Capital Co. LLC, Series C
      5.27% (10/12/07)                                                  750       748,792
                                                                              -----------
NOTES AND BONDS
ASSET BACKED SECURITIES                                     1.2%
   Sedna Finance, Inc. (1,2)
      4.82% (10/01/07)                                                3,000     2,999,937
                                                                              -----------
BANKS                                                       2.5%
   Wells Fargo & Co.  (2)
      5.73% (10/02/07)                                                6,000     6,000,000
                                                                              -----------
LIFE INSURANCE                                              4.8%
   Allstate Life Global Funding II  (1,2)
      5.16% (10/29/07)                                                4,500     4,500,000
   MetLife Global Funding I  (1,2)
      5.24% (10/29/07)                                                5,500     5,500,000
   Principal Life Income Fundings Trust  (2)
      5.75% (12/07/07)                                                1,500     1,500,164
                                                                              -----------
                                                                               11,500,164
                                                                              -----------
SECURITY BROKER AND DEALERS                                 1.9%
   Goldman Sachs Group, Inc.(1,2)
      5.19% (10/24/07)                                                4,600     4,600,000
                                                                              -----------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS                  0.6%
   General Electric Capital Corp. (2)
      5.16% (10/24/07)                                                1,500     1,500,000
                                                                              -----------
CORPORATE VARIABLE RATE DEMAND NOTES                        1.1%
   MUBEA, Inc. Series 1999 (2) (Fifth Third Bank LOC)
      5.20% (10/04/07)                                                1,100     1,100,000
      5.20% (10/04/07)                                                1,500     1,500,000
                                                                              -----------
                                                                                2,600,000
                                                                              -----------
   TOTAL CORPORATE DEBT
   (COST $119,511,111)                                                        119,511,111
                                                                              -----------
MUNICIPAL VARIABLE RATE DEMAND NOTES                        0.2%
   St. Louis, MO Industrial Development (2)
   Authority Revenue Bonds (Marshall & Ilsley LOC)
      5.30% (10/04/07)
   (COST $545,000)                                                      545       545,000
                                                                              -----------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2007

                                                        PERCENTAGE
                                                            OF         PAR     AMORTIZED
                                                        NET ASSETS    (000)       COST
                                                        ----------   ------   -----------
MASTER NOTES                                                1.2%
   Citigroup Global Markets Holdings, Inc.(2)
      5.35% (10/01/07)
   (COST $3,000,000)                                                  3,000      3,000,000
                                                                              ------------
REPURCHASE AGREEMENTS                                      47.8%
   Deutsche Bank Securities Inc.
      5.10% (10/01/07)
      To be repurchased at $43,018,275
      (collateralized by $618,000,000 par amount of
      Federal National Mortgage Association Bonds;
      4.50% to 7.00%; due 10/01/18 to 9/01/37;
      Total Market Value is $44,290,000)                             43,000     43,000,000
   Goldman Sachs
      5.08% (10/01/07)
      To be repurchased at $33,013,970
      (collateralized by $33,000,000 par amount of
      Federal National Mortgage Association Bonds;
      Federal Home Loan Mortgage Corporation Bond;
      4.59% to 6.02%; due 9/01/35
      Total Market Value is $33,990,000)                             33,000     33,000,000
   UBS Securities LLC
      5.07% (10/01/07)
      To be repurchased at $39,855,832
      (collateralized by $566,269,876 par amount of
      Federal National Mortgage Association STRIPS;
      0.00%; due 02/01/32 to 07/01/37;
      Total Market Value is $41,034,170)                             39,839     39,839,000
                                                                              ------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $115,839,000)                                                         115,839,000
                                                                              ------------
   INVESTMENTS IN SECURITIES
   (COST $242,895,111)                                    100.2%              $242,895,111
                                                          -----               ------------
   LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.2%)                 (562,953)
                                                          -----               ------------
   NET ASSETS                                             100.0%              $242,332,158
                                                          =====               ============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

1 Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At September 30, 2007, the value of these securities amounted to approximately $17,599,937 or 7.26% of net assets.

2 Rates shown are the rates as of September 30, 2006 and maturities are the next interest adustment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By: /s/ David P. Behnke
    ---------------------------------
Name: David P. Behnke
Title: President and Chief Executive Officer
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ---------------------------------
Name: David P. Behnke
Title: Principal Executive Officer
Date: November 27, 2007


By: /s/ Dale E. Palka
    ---------------------------------
Name: Dale E. Palka
Title: Principal Financial Officer
Date: November 27, 2007